Inventories (Details Narrative) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Cost of sales to net realizable value	$ 6	$ 3
Inventories pledged as security for terms of financial commitment	$ 880